Financial assets at fair value through other comprehensive income - Securities (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gains / (Losses)	R$ (1,534)	R$ (2,086)	R$ 1,107
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(84)	(93)
Gains / (Losses)	(14)	3
Purchases	(16)	(2)
Expected loss, ending balance	(114)	(84)	(93)
Settlements		8
Level 1 of fair value hierarchy [member] | Brazilian government securities [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(36)	(36)
Expected loss, ending balance	(36)	(36)	(36)
Level 1 of fair value hierarchy [member] | Brazilian government securities [member] | Other [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(36)	(36)
Expected loss, ending balance	(36)	(36)	(36)
Level 1 of fair value hierarchy [member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance		(1)
Gains / (Losses)		1
Purchases	(1)
Expected loss, ending balance	(1)		(1)
Level 1 of fair value hierarchy [member] | Corporate Debt Securitie [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(48)	(56)
Gains / (Losses)	(14)	2
Purchases	(15)	(2)
Expected loss, ending balance	(77)	(48)	(56)
Settlements		8
Level 1 of fair value hierarchy [member] | Corporate Debt Securitie [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(3)	(3)
Gains / (Losses)	1
Purchases	(2)
Expected loss, ending balance	(4)	(3)	(3)
Level 1 of fair value hierarchy [member] | Corporate Debt Securitie [Member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance
Gains / (Losses)	(1)
Expected loss, ending balance	(1)
Level 1 of fair value hierarchy [member] | Corporate Debt Securitie [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(44)	(44)
Gains / (Losses)	(1)
Expected loss, ending balance	(45)	(44)	(44)
Level 1 of fair value hierarchy [member] | Corporate Debt Securitie [Member] | Eurobonds and others [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(1)	(9)
Gains / (Losses)	(13)	2
Purchases	(13)	(2)
Expected loss, ending balance	R$ (27)	(1)	R$ (9)
Settlements		R$ 8